Dupree Mutual Funds

Supplement dated May 15, 2018 to the

Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”)

dated November 1, 2017.

Effective May 8, 2018, the items below replace the current items in the SAI as indicated:

1.     The following language replaces the language under the heading Investment Adviser and Other Services on page 10 of the SAI:

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc. The voting stock of Dupree & Company, Inc. is owned by Harriet Dupree Bradley, Lamar Dupree Grimes and Allen E. Grimes, III. Allen E. Grimes, III is President of Dupree & Company, Inc. and President of the Trust. Other officers of Dupree & Company, Inc. also serve as Officers of the Trust, as disclosed on page 16.

2.     The following chart replaces the Interested Trustee and Officers of the Trust chart on page 16 of the SAI:

Interested Trustee and Officers of the Trust

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
William A. Combs, Jr. 125 South Mill Street Lexington, KY 40507 Age: 78	Trustee Acting Chairman	Annual Term; 28 Years of Service	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A

Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 55	President	Annual Term; since May 2018, 12 Years of Service as Executive Vice President	President, Dupree & Company, Inc.	N/A	N/A

Huston B. Combs 125 South Mill Street Lexington, KY 40507 Age: 41	Vice President	Annual Term; since May 2018	Attorney/Registered Representative Dupree & Company, Inc. (July 2018 – present); Attorney Gess, Mattingly & Atchison. P.S.C. (2013 – July 2018)	N/A	N/A

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 56	Vice President, Secretary, Treasurer	Annual Term; 19 Years of Service as Vice President, 17 Years of Service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Vincent Harrison 125 South Mill Street Lexington, KY 40507 Age: 47	Assistant Treasurer	Annual Term; 2 Years of Service	Vice President of Dupree & Company, Inc.	N/A	N/A

Martin Dean Ultimus Fund Solutions 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Age: 54	Compliance Officer	Annual Term; First Year of Service	Vice President, Director of Fund Compliance Ultimus Fund Solutions, LLC (January 2016-present); Senior Vice President, Huntington Asset Services (July 2013-December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008-June 2013)	N/A	N/A

This Supplement, the Prospectus and the SAI provide relevant information for all shareholders and should be retained for future reference. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents can be obtained without charge by calling toll-free (800) 866-0614.

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